Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
As of September 30, 2025 and December 31, 2024, the Company had recorded goodwill of $
13.5 million. No
goodwill impairment was recognized for the nine months ended September 30, 2025 and 2024.

Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives, with remaining useful lives ranging from 6.1 to 12.7 years.
A summary of the Company’s identifiable intangible assets as of September 30, 2025 and December 31, 2024 is as follows (in thousands):

	September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$19,402	$13,228
Acquired technology	22,940	10,266	12,674
Acquired licenses	5,711	1,191	4,520
Assembled workforce	500	500	—

Total intangible assets	$61,781	$31,359	$30,422

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

As of
S
e
p
t
e
m
b
e
r

3
0, 2025, the weighted average remaining life for identifiable intangible assets was 7.9 years. Aggregate amortization expense was $1.0 million and $3.0 million for each of the three and nine months ended September 30, 2025 and 2024. Patent rights, acquired technology and acquired licenses are amortized over a

15-year
period.
Estimated future amortization expense related to intangible assets as of September 30, 2025 is as follows (in thousands):

Amount
2025 (Remainder of 2025)	$1,020
2026	4,083
2027	4,083
2028	4,083
2029	4,083
Thereafter	13,070

Total	$30,422

6. Goodwill and Intangible Assets
As of December 31, 2024 and 2023, the Company had recorded goodwill of $13.5 million. No goodwill im pai
rment was reco
gni
zed for the years ended December 31, 2024 and 2023.
Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives, ranging from 6.8 to 13.0 years. A summary of the Company’s identifiable intangible assets as of December 31, 2024 and 2023 is as follows (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

As of December 31, 2024, the weighted average remaining life for identifiable intangible assets was 8.5 years. Aggregate amortization expense was $4.0 million and $4.1 million for the years ended December 31, 2024 and 2023, respectively. Patent rights, acquired technology and acquired licenses are amortized over a
15-year
period. Assembled workforce is amortized over a five-year period.
Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows (in thousands):

Amount
2025	$4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$32,453